Exhibit 99.1
Enterprise fleet Financing 2017-3, LLC
Series 2017-3 Asset Backed Notes
Sample Lease Agreed-Upon Procedures
Enterprise fleet financing 2017-3, llc
Enterprise Fleet management
9 October 2017

Ernst & Young LLP 5 Times Sqllilfe New York. NY 10036-6530 Tel: ·1 212 773 3000 Fax:: +12U 773 6350 ey.com Report of Independent Accountants on Applying Agreed-Upon Procedures Enterprise Fleet Financing 2017·3, llC Enterprise Fleet Management, Inc. 600 Corporate Park Drive St. louis, Missouri 63105 Re: Enterprise Reet Financing 2017-3, LLC (the -Issuer") Series 2017-3 Asset Backed Notes (the "Notes; sample Lease Agreed-Upon Procedures We have performed the procedures enumerated in Attachment A, which were agreed to by the Issuer, Enterprise Fleet Management, Inc. (the “Sponsor") , RBC Capital Markets, llC (“RBC"). Merrill lynch, Pierce, Fenner & Smith Incorporated (“BofA Menililynch"), J.P. Morgan Securities llC (“J.P. Morgan") and Wells Fargo Securities, llC (“Wells Fargo," together with the Issuer, Sponsor, RBC, BofA Merrill lynch and J.P. Morgan, the “Specified Parties"), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of leases and the vehicles subject to those leases (the “Leases" and “Vehicles,” respectively) relating to the Issuer's securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose. The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with: a. An electronic data file labeled ~ DATA_TAPCMTN_2017 3.mdb" and the corresponding record layout and decode information (the "Data File") that the Sponsor, on behalf of the Issuer, indicated contains information relating to certain leases and the vehicles subject to those leases as of 31 August 2017 (the "Cutoff Date"), b. Imaged copies of: i. The master equity lease agreement, amendment to master equity lease agreement, amended and restated master equity lease agreement, master equity lease agreement (open-end), master walkaway lease agreement, amended and restated master walkaway lease agreement, master equity/ walkaway lease agreement and amendment to master equity/ walkaway lease agreement (collectively, and as applicable, the “Master lease Agreement"), ii. Certain screen shots from the Sponsor's servicing system (the "System Screen Shots “), iii. The credit review file (the "Credit Review File"), iv. The certificate of title, vehicle record, title application receipt and order worksheet with corresponding bill of sale (collectively, and as applicable, the "Title”) and v. The certificate of insurance, certificate of liability insurance, evidence of property Insurance, memorandum of insurance, additional insured (lessor) with loss payable clause, vehicle or equipment certificate of insurance and/ or the self·insurance addendum to the Master lease Agreement (collectively, and as applicable and available, the "Insurance Source Documents," together with the Master lease Agreement, System Screen Shots, Credit Review File and Title, the "Source Documents”), relating to the Sample leases (as defined in Attachment A), c. The list of relevant characteristics (the "Sample Characteristics") on the Base Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and d. Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Issuer is responsible for the lessee Name Change Table (as defined in Attachment A), Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the verification of any of the information set forth on the Base Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the lessee Name Change Table, Data File, Preliminary Base Data File (as defined in AttachmentA), Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases or Vehicles, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion In accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. The agreed-upon procedures described in this report were not perfonned for the purpose of: a. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or b. Making any findings with respect to: I. Whether the origination of the leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements, ii. The value of the collateral securing the leases, iii. Whether the originator of the leases complied with federal, state or local laws or regulations or iv. Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable tenns and conditions. This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation. / s/ Ernst & Young llP 9 October 2017

Exhibit 1 to Attachment A
Page 1 of 3

Sample Characteristics

Sample Characteristic	Base Data File Field Name	Source Document	Note
Unit number	UNIT_NBR	System Screen Shots	i.
Client number	CLIENT_NUMBER	System Screen Shots	ii.
Legal name of the lessee	CLIENT_NAME	System Screen Shots	iii.
Vehicle make	VEHICLE_MAKE	System Screen Shots	
Vehicle model	VEHICLE_MODEL	System Screen Shots	
Vehicle type	VEH_TYPE_NAME	System Screen Shots	
Contract type	LEASE_TYPE	System Screen Shots	iv.
Lease term	TERM	System Screen Shots	
Interest percentage	INT_PCT	System Screen Shots	
Interest adjustment percentage	INT_ADJ_PCT	System Screen Shots	v.
Vehicle residual value	RESIDUAL_VALUE_AMOUNT	System Screen Shots and recalculation	vi., vii., viii.
Vehicle capitalized cost	CAP_COST_AMOUNT	System Screen Shots	viii.
Client industry	BUSN_TYPE_DESC	System Screen Shots	ix.

Notes:

i. For identification purposes only.

ii. The Sponsor, on behalf of the Issuer, indicated that for certain Sample Leases (the "Affiliate Sample Leases"), the lessee is identified on the System Screen Shots as a sub-customer of a master customer (the "Master Customer"). For the purpose of comparing the client number Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client number corresponding to the Master Customer, as shown on the System Screen Shots.

iii. For the purpose of comparing the legal name of the lessee Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the legal name of the Master Customer, as shown on the System Screen Shots.

Exhibit 1 to Attachment A
Page 2 of 3

<u>Notes</u>: (continued)

iv. For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that:

   a. A contract type of "type N" on the System Screen Shots corresponds to a closed term lease (the "Closed Term Sample Leases"), as shown on the Base Data File, and

   b. A contract type of "type E" on the System Screen Shots corresponds to an open term lease (the "Open Term Sample Leases"), as shown on the Base Data File.

v. The Sponsor, on behalf of the Issuer, instructed us not to compare the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

   We performed no procedures corresponding to the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

vi. For the purpose of comparing the vehicle residual value Sample Characteristic for each Sample Lease (except Sample Lease Number 65), the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:

   a. Product of:

      i. The monthly depreciation value and

      ii. The difference between the lease term and the months in service from

   b. Sum of the vehicle capitalized cost and accumulated depreciation,

   all as shown on the System Screen Shots.

   For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $0.01.

   For the avoidance of any doubt with respect to the recalculation described above, the accumulated depreciation, as shown on the System Screen Shots, is a negative value, and the recalculation described in vi.b. above reduces the vehicle capitalized cost by such accumulated depreciation amount.

Exhibit 1 to Attachment A
Page 3 of 3

<u>Notes:</u> (continued)

vii. For the purpose of comparing the vehicle residual value Sample Characteristic for Sample Lease Number 65, the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:

a. Product of:

i. The vehicle capitalized cost,

ii. The monthly depreciation percent and

iii. The difference between the lease term and the months in service from

b. Sum of the vehicle capitalized cost and accumulated depreciation,

all as shown on the System Screen Shots.

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $0.01.

For the avoidance of any doubt with respect to the recalculation described above, the accumulated depreciation, as shown on the System Screen Shots, is a negative value, and the recalculation described in vii.b. above reduces the vehicle capitalized cost by such accumulated depreciation amount.

viii. The Sponsor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained activity which occurred after the Cutoff Date. For the purpose of comparing the vehicle residual value and vehicle capitalized cost Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to only consider activity shown on the System Screen Shots which occurred on or prior to the Cutoff Date.

ix. For the purpose of comparing the client industry Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client industry corresponding to the Master Customer, as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Credit Review File Completed Dates More Than 12 Months Prior to the Cutoff Date

Sample Lease Number	Completed Date	Sample Lease Number	Completed Date
1	1/19/2016	54	6/14/2016
6	3/14/2016	57	6/13/2016
7	5/5/2016	60	8/30/2016
8	4/14/2016	70	7/12/2016
9	8/30/2016	82	6/21/2016
28	5/31/2016	99	5/24/2016
32	6/30/2016	100	7/26/2016
34	6/28/2016	116	7/18/2016
41	6/16/2016	123	8/16/2016
42	6/28/2016	126	6/28/2016
44	8/30/2016	127	6/28/2016
48	8/30/2016	137	6/9/2016
49	6/2/2016		

Note:

The Sponsor, on behalf of the Issuer, indicated that their credit and collection policy allows them to utilize a combination of objective measurements, subjective considerations and controls to determine when or if a credit review is necessary. The Sponsor, on behalf of the Issuer, indicated that while most clients are assigned a credit review date that is intended to result in an annual credit review, such date is not a defined date for performing a credit review. Additionally, the Sponsor, on behalf of the Issuer, indicated that credit personnel can use judgment to determine if a review is necessary or if it can be deferred and that common items they might consider include (but are not limited to):

a. Whether or not the client plans to place additional orders over the next year and/or whether the expected timing of those additional orders allows for the credit review to be deferred,
b. The level of risk inherent with the client's fleet,
c. How long they have been a client,
d. Whether the latest financial information may be reviewed without performing a complete credit review (if the credit file is for a public company) and
e. Whether the client has been placed on credit hold or order hold.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, that is described above.

 Exhibit 3 to Attachment A Page 1 of 4  Owner Name or Security Interest Holder/Lessor Name  Sample  Lease Number Owner Name or Security Interest Holder/Lessor Name  1  Enterprise FM Trust  2  Enterprise FM Trust  3  Enterprise FM Trust  4  Enterprise FM Trust  5  Enterprise FM Trust  6  Enterprise FM Trust  7  Enterprise FM Trust  8  Enterprise FM Trust LSR  LSE  9  Enterprise FM Trust  10  Enterprise FM Trust  11  Enterprise FM Trust  12  Enterprise FM Trust  13  Enterprise FM Trust  14  Enterprise FM Trust Lessor  Lessee  15  Enterprise FM Trust  16  Enterprise FM Trst  17  Enterprise FM Trust  18  Enterprise FM Trust LSR  LSE  19  Enterprise FM Trust  20  Enterprise FM Trust  21  Enterprise FM trust  22  Enterprise FM Trust  23  Enterprise FM Trust  24  Enterprise FM Trust  25  Enterprise FM Trust LSR  LSE  26  Enterprise FM Trust  27  Enterprise FM Trust LSR  LSE  28  Enterprise FM Trust  29  Enterprise FM Trust  30  Enterprise FM Trust  31  Enterprise FM Trust LSR  LSE  32  Enterprise FM Trust  33  Enterprise FM Trust  34  Enterprise FM trust  35  Enterprise FM Trust  36  Enterprise FM trust  37  Enterprise FM Trust

 Exhibit 3 to Attachment A Page 2 of 4  Sample  Lease Number  Owner Name or Security Interest Holder/Lessor Name  38  Enterprise FM Trust  39  Enterprise FM Trust  40  Enterprise FM Trust  41  Enterprise FM Trust  42  Enterprise FM Trust  43  Enterprise FM Trust  44  Enterprise FM Trust  45  Enterprise FM Trust  46  Enterprise FM Trust  47  Enterprise FM Trust  48  Enterprise FM Trust  49  Enterprise FM Trust LSR  LSE  50  Enterprise FM Trust LSR  LSE  51  Enterprise FM Trust  52  Enterprise FM Trust  53  Enterprise FM Trust  54  Enterprise FM Trust  55  Enterprise FM Trust  56  Enterprise FM Trust Lessor  Lessee  57  Enterprise FM Trust LSR  LSE  58  Enterprise FM Trust LSR  LSE  59  Enterprise FM Trust  60  Enterprise FM Trust  61  Enterprise FM Trust  62  Enterprise FM Trust  63  Enterprise FM Trust  64  Enterprise FM Trust LSR  LSE  65  Enterprise FM Trust  66  Enterprise FM Trust  67  Enterprise FM Trust  68  Enterprise FM Trust  69  Enterprise FM Trust  70  Enterprise FM Trust  71  Enterprise FM Trust  72  Enterprise FM Trust Lessor  Lessee  73  Enterprise FM Trust LSR  LSE  74  Enterprise FM Trust  75  Enterprise FM Trust  76  Enterprise FM Trust

 Exhibit 3 to Attachment A Page 3 of 4  Sample  Lease Number  Owner Name or Security Interest Holder/Lessor Name  77  Enterprise FM Trust  78  Enterprise FM Trust  79  Enterprise FM Trust  80  Enterprise FM Trust LSR  LSE  81  Enterprise FM Trust  82  Enterprise FM Trust  83  Enterprise FM Trust  84  Enterprise FM Trust  85  Enterprise FM Trust  86  Enterprise FM Trust  87  Enterprise FM Trust  88  Enterprise FM Trust  89  Enterprise FM Trust  90  Enterprise FM Trust  91  Enterprise FM Trust  92  Enterprise FM Trust LSR  LSE  93  Enterprise FM Trust  94  Enterprise FM Trust  95  Enterprise FM Trust  96  Enterprise FM Trust  97  Enterprise FM Trust  98  Enterprise FM Trust  99  Enterprise FM Trust  100  Enterprise FM Trust  101  Enterprise FM Trust LSR  LSE  102  Enterprise FM Trust LSR  LSE  103  Enterprise FM Trust LSR  LSE  104  Enterprise FM Trust LSR  LSE  105  Enterprise FM Trust  106  Enterprise FM Trust  LSE  107  Enterprise FM Trust  108  Enterprise FM Trust  109  Enterprise FM Trust  110  Enterprise FM Trust  111  Enterprise FM Trust  112  Enterprise FM Trust  113  Enterprise FM Trust  114  Enterprise FM Trust LSR  LSE  115  Entr FM Trust

 Exhibit 3 to Attachment A Page 4 of 4  Sample  Lease Number  Owner Name or Security Interest Holder/Lessor Name  116  Enterprise FM Trust  117  Enterprise FM Trust  118  Enterprise FM Trust  119  Enterprise FM Trust  120  Enterprise FM Trust  121  Enterprise FM Trust  122  Enterprise FM Trust  123  Enterprise FM Trust  124  Enterprise FM Trust LSR  LSE  125  Enterprise FM Trust  126  Enterprise FM Trst LSR  LSE  127  Enterprise FM Trst LSR  LSE  128  Enterprise FM Trust  129  Enterprise FM Trust  130  Enterprise FM Trust  131  Enterprise FM Trust  132  Enterprise FM Trust  133  Enterprise FM Trust  134  Enterprise FM Trust  135  Enterprise FM Trust  136  Enterprise FM Trust  137  Enterprise FM Trust  138  Enterprise FM Trust  139  Enterprise FN Trust LSR  LSE  140  Enterprise FM Trust  141  Enterprise FM Trust  142  Enterprise FM Trust  143  Enterprise FM Trust  144  Enterprise FM Trust LSR  LSE  145  Enterprise FM Trust  146  Enterprise FM Trust LSR  LSE  147  Enterprise FM Trust  148  Enterprise FM Trust  149  Enterprise FM Trust  150  Enterprise FM Trust

 Exhibit 4 to Attachment A Page 1 of 5  Loss Payee Name and Additional Insured Name  Sample  Lease Number  Loss Payee Name and Additional Insured Name  1  Enterprise FM Trust  2  Enterprise FM Trust  3  Enterprise FM Trust  4  Self-Insured (physical damage) and Enterprise FM Trust (liability)  5  Enterprise FM Trust  6  Self-Insured (physical damage) and Enterprise FM Trust (liability)  7  Enterprise FM Trust  8  Enterprise FM Trust  9  Enterprise FM Trust  10  Self-Insured (physical damage) and Enterprise FM Trust (liability)  11  Enterprise FM Trust  12  Enterprise FM Trust  13  Enterprise FM Trust  14  Enterprise FM Trust  15  Enterprise FM Trust  16  Enterprise FM Trust  17  EHI Physical Damage Plan and Liability Plan  18  Enterprise FM Trust  19  Enterprise FM Trust  20  Enterprise FM Trust  21  Enterprise FM Trust  22  Enterprise FM Trust  23  EHI Physical Damage Plan and Liability Plan  24  EHI Physical Damage Plan and Enterprise FM Trust (liability)  25  EHI Physical Damage Plan and Enterprise FM Trust (liability)  26  EHI Physical Damage Plan and Enterprise FM Trust (liability)  27  EHI Physical Damage Plan and Liability Plan  28  Enterprise FM Trust  29  Enterprise FM Trust  30  Self-Insured (physical damage) and Enterprise FM Trust (liability)  31  EHI Physical Damage Plan and Liability Plan  32  Enterprise FM Trust  33  EHI Physical Damage Plan and Liability Plan  34  Enterprise FM Trust  35  EHI Physical Damage Plan and Liability Plan  36  EHI Physical Damage Plan and Liability Plan

 Exhibit 4 to Attachment A Page 2 of 5  Sample  Lease Number  Loss Payee Name and Additional Insured Name  37  Enterprise FM Trust  38  EHI Physical Damage Plan and Liability Plan  39  EHI Physical Damage Plan and Liability Plan  40  Enterprise FM Trust  41  EHI Physical Damage Plan and Enterprise FM Trust (liability)  42  Enterprise FM Trust  43  Enterprise FM Trust  44  Enterprise FM Trust  45  Enterprise FM Trust  46  Enterprise FM Trust  47  Enterprise FM Trust  48  Enterprise FM Trust  49  Enterprise FM Trust  50  Enterprise FM Trust  51  Enterprise FM Trust  52  Enterprise FM Trust  53  Enterprise FM Trust  54  EHI Physical Damage Plan and Liability Plan  55  Enterprise FM Trust  56  Enterprise FM Trust  57  EHI Physical Damage Plan and Enterprise FM Trust (liability)  58  Self-Insured (physical damage) and Enterprise FM Trust (liability)  59  Enterprise FM Trust  60  Enterprise FM Trust  61  EHI Physical Damage Plan and Liability Plan  62  Enterprise FM Trust  63  Enterprise FM Trust  64  Enterprise FM Trust  65  Self-Insured (physical damage) and Enterprise FM Trust (liability)  66  Enterprise FM Trust  67  Enterprise FM Trust  68  Enterprise FM Trust  69  EHI Physical Damage Plan and Enterprise FM Trust (liability)  70  EHI Physical Damage Plan and Liability Plan  71  Enterprise FM Trust  72  Enterprise FM Trust  73  Enterprise FM Trust

 Exhibit 4 to Attachment A Page 3 of 5  Sample  Lease Number  Loss Payee Name and Additional Insured Name  74  Enterprise FM Trust  75  Self-Insured (physical damage) and Enterprise FM Trust (liability)  76  Enterprise FM Trust  77  Enterprise FM Trust  78  Enterprise FM Trust  79  Enterprise FM Trust  80  Enterprise FM Trust  81  Enterprise FM Trust  82  EHI Physical Damage Plan and Liability Plan  83  Enterprise FM Trust  84  Enterprise FM Trust  85  Enterprise FM Trust  86  Self-Insured (physical damage) and Enterprise FM Trust (liability)  87  Enterprise FM Trust  88  Enterprise FM Trust  89  Enterprise FM Trust  90  Enterprise FM Trust  91  Enterprise FM Trust  92  Enterprise FM Trust  93  Self-Insured (physical damage) and Enterprise FM Trust (liability)  94  Enterprise FM Trust  95  Enterprise FM Trust  96  Enterprise FM Trust  97  Enterprise FM Trust  98  Enterprise FM Trust  99  Enterprise FM Trust  100  Self-Insured (physical damage) and Enterprise FM Trust (liability)  101  Enterprise FM Trust  102  Enterprise FM Trust  103  Enterprise FM Trust  104  Self-Insured (physical damage) and Enterprise FM Trust (liability)  105  Enterprise FM Trust  106  Self-Insured (physical damage) and Enterprise FM Trust (liability)  107  EHI Physical Damage Plan and Liability Plan  108  Enterprise FM Trust  109  EHI Physical Damage Plan and Liability Plan  110  Enterprise FM Trust

 Exhibit 4 to Attachment A Page 4 of 5  Sample  Lease Number  Loss Payee Name and Additional Insured Name  111  EHI Physical Damage Plan and Enterprise FM Trust (liability)  112  Enterprise FM Trust  113  Enterprise FM Trust  114  Enterprise FM Trust  115  Enterprise FM Trust  116  Enterprise FM Trust  117  Enterprise FM Trust  118  Enterprise FM Trust  119  EHI Physical Damage Plan and Liability Plan  120  Enterprise FM Trust  121  Enterprise FM Trust  122  Enterprise FM Trust  123  Enterprise FM Trust  124  Enterprise FM Trust  125  Enterprise FM Trust  126  Enterprise FM Trust  127  Enterprise FM Trust  128  EHI Physical Damage Plan and Enterprise FM Trust (liability)  129  Enterprise FM Trust  130  Enterprise FM Trust  131  Enterprise FM Trust  132  Enterprise FM Trust  133  Enterprise FM Trust  134  Enterprise FM Trust  135  Enterprise FM Trust  136  Enterprise FM Trust  137  Enterprise FM Trust  138  EHI Physical Damage Plan and Liability Plan  139  EHI Physical Damage Plan and Enterprise FM Trust (liability)  140  Enterprise FM Trust  141  Enterprise FM Trust  142  Enterprise FM Trust  143  Enterprise FM Trust  144  EHI Physical Damage Plan and Enterprise FM Trust (liability)  145  Enterprise FM Trust  146  Enterprise FM Trust  147  Enterprise FM Trust

Exhibit 4 to Attachment A
Page 5 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name
148	Enterprise FM Trust
149	Enterprise FM Trust
150	Enterprise FM Trust

Notes:

i. For the purpose of the procedure described in Item 3.f. of Attachment A, for Sample Leases that have System Screen Shots which show "Enterprise Enrollment Coverage" as the insurance carrier for physical damage insurance and liability insurance, the Sponsor, on behalf of the Issuer, instructed us to use "EHI Physical Damage Plan and Liability Plan" for the loss payee name and additional insured name.

ii. For the purpose of the procedure described in Item 3.f. of Attachment A, for Sample Leases that have System Screen Shots which show "Enterprise Enrollment Coverage" as the insurance carrier for physical damage insurance only, the Sponsor, on behalf of the Issuer, instructed us to use "EHI Physical Damage Plan" for the loss payee name.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.